Quarterly Holdings Report
for
Fidelity® Equity Dividend Income Fund
February 28, 2025
EII-NPRT1-0425
1.797940.121
Common Stocks - 98.1%
	Shares	Value ($)
CANADA - 0.5%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Restaurant Brands International Inc (United States) (a)	462,300	30,165,075
DENMARK - 0.3%
Consumer Staples - 0.3%
Beverages - 0.3%
Carlsberg AS Series B	149,400	18,712,450
FRANCE - 2.3%
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
TotalEnergies SE	739,400	44,580,853
Industrials - 0.3%
Aerospace & Defense - 0.3%
Thales SA	98,800	19,894,487
Information Technology - 1.2%
IT Services - 1.2%
Capgemini SE	458,300	71,167,415
TOTAL FRANCE		135,642,755
JAPAN - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Subaru Corp	1,217,400	22,570,873
KOREA (SOUTH) - 0.6%
Information Technology - 0.6%
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	902,020	33,785,473
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	249,600	45,060,288
UNITED KINGDOM - 3.2%
Communication Services - 0.3%
Media - 0.3%
WPP PLC	2,463,900	19,987,437
Consumer Staples - 2.6%
Beverages - 1.4%
Coca-Cola Europacific Partners PLC	705,200	60,830,552
Diageo PLC	449,800	12,238,328
		73,068,880
Personal Care Products - 1.2%
Unilever PLC ADR	1,238,400	70,093,440
TOTAL CONSUMER STAPLES		143,162,320

Industrials - 0.3%
Industrial Conglomerates - 0.3%
DCC PLC	300,400	20,254,001
TOTAL UNITED KINGDOM		183,403,758
UNITED STATES - 90.0%
Communication Services - 6.3%
Diversified Telecommunication Services - 1.6%
Verizon Communications Inc	2,088,000	89,992,800
Entertainment - 0.8%
Walt Disney Co/The (e)	436,500	49,673,700
Interactive Media & Services - 0.4%
Alphabet Inc Class A	153,700	26,172,036
Media - 3.5%
Comcast Corp Class A	4,165,200	149,447,376
Omnicom Group Inc (a)	635,400	52,585,704
		202,033,080
TOTAL COMMUNICATION SERVICES		367,871,616

Consumer Discretionary - 2.0%
Automobile Components - 0.0%
Lear Corp	65,700	6,175,143
Distributors - 0.6%
LKQ Corp	783,900	33,072,741
Hotels, Restaurants & Leisure - 0.3%
Vail Resorts Inc	104,800	16,662,152
Household Durables - 0.3%
Whirlpool Corp (a)	173,800	17,691,102
Specialty Retail - 0.5%
Bath & Body Works Inc	804,400	29,143,412
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry Inc	191,300	16,340,846
TOTAL CONSUMER DISCRETIONARY		119,085,396

Consumer Staples - 7.5%
Beverages - 2.0%
Coca-Cola Co/The (e)	555,600	39,564,276
Keurig Dr Pepper Inc	2,297,200	77,002,144
		116,566,420
Consumer Staples Distribution & Retail - 2.5%
Albertsons Cos Inc	3,061,100	64,405,544
Sysco Corp	980,900	74,097,186
		138,502,730
Food Products - 0.9%
JM Smucker Co	298,500	32,993,205
The Campbell's Company	458,700	18,375,522
		51,368,727
Household Products - 0.4%
Reynolds Consumer Products Inc	1,059,500	25,936,560
Personal Care Products - 1.7%
Estee Lauder Cos Inc/The Class A	628,800	45,217,008
Kenvue Inc	2,340,335	55,231,906
		100,448,914
TOTAL CONSUMER STAPLES		432,823,351

Energy - 8.1%
Energy Equipment & Services - 1.0%
Schlumberger NV	1,440,000	59,990,400
Oil, Gas & Consumable Fuels - 7.1%
Enterprise Products Partners LP	1,694,100	56,599,881
Exxon Mobil Corp	1,322,200	147,200,526
Plains All American Pipeline LP	1,181,200	24,025,608
Shell PLC ADR	2,676,500	180,556,690
		408,382,705
TOTAL ENERGY		468,373,105

Financials - 20.4%
Banks - 10.8%
Bank of America Corp	1,854,400	85,487,840
East West Bancorp Inc	115,200	10,878,336
Huntington Bancshares Inc/OH	3,416,300	56,266,461
KeyCorp (e)	2,082,900	36,075,828
M&T Bank Corp	633,700	121,492,964
PNC Financial Services Group Inc/The	83,800	16,082,896
US Bancorp	3,215,900	150,825,710
Wells Fargo & Co (e)	1,872,508	146,654,827
		623,764,862
Capital Markets - 3.8%
Bank of New York Mellon Corp/The	790,600	70,323,870
Charles Schwab Corp/The	441,100	35,080,683
Northern Trust Corp	713,200	78,608,904
State Street Corp	337,000	33,440,510
		217,453,967
Financial Services - 1.4%
Fidelity National Information Services Inc	172,300	12,253,976
Global Payments Inc	474,600	49,965,888
Visa Inc Class A (e)	65,600	23,793,776
		86,013,640
Insurance - 4.4%
American Financial Group Inc/OH	171,100	21,606,508
Chubb Ltd	394,179	112,530,221
First American Financial Corp	487,300	32,010,737
The Travelers Companies, Inc.	350,500	90,600,745
		256,748,211
TOTAL FINANCIALS		1,183,980,680

Health Care - 16.9%
Biotechnology - 2.3%
AbbVie Inc	89,900	18,791,797
Gilead Sciences Inc (e)	984,800	112,572,488
		131,364,285
Health Care Providers & Services - 5.5%
Cigna Group/The	377,300	116,529,105
CVS Health Corp	619,600	40,720,112
Elevance Health Inc	110,000	43,656,800
UnitedHealth Group Inc	250,400	118,929,984
		319,836,001
Pharmaceuticals - 9.1%
Bristol-Myers Squibb Co	1,164,100	69,403,642
GSK PLC ADR (a)	3,116,600	117,152,994
Johnson & Johnson	839,007	138,452,935
Merck & Co Inc	1,416,200	130,644,450
Organon & Co (a)	653,970	9,750,693
Royalty Pharma PLC Class A	1,043,900	35,116,796
Sanofi SA ADR	544,900	29,680,703
		530,202,213
TOTAL HEALTH CARE		981,402,499

Industrials - 7.5%
Aerospace & Defense - 1.4%
General Dynamics Corp	125,200	31,625,520
Lockheed Martin Corp	114,000	51,342,180
		82,967,700
Air Freight & Logistics - 1.3%
CH Robinson Worldwide Inc	116,700	11,859,054
FedEx Corp	240,000	63,096,000
		74,955,054
Electrical Equipment - 1.2%
Regal Rexnord Corp	529,800	68,556,120
Industrial Conglomerates - 0.2%
3M Co	68,500	10,625,720
Machinery - 1.1%
Allison Transmission Holdings Inc	421,400	42,877,450
Oshkosh Corp	211,200	21,605,760
		64,483,210
Professional Services - 2.3%
Genpact Ltd	524,800	27,929,856
ManpowerGroup Inc	435,800	25,115,154
SS&C Technologies Holdings Inc	906,600	80,732,730
		133,777,740
TOTAL INDUSTRIALS		435,365,544

Information Technology - 6.5%
Communications Equipment - 2.4%
Cisco Systems Inc (e)	2,078,000	133,220,580
Electronic Equipment, Instruments & Components - 0.6%
TD SYNNEX Corp	263,900	36,283,611
IT Services - 1.6%
Amdocs Ltd	1,074,728	93,770,018
Semiconductors & Semiconductor Equipment - 0.6%
QUALCOMM Inc	238,600	37,500,762
Software - 1.0%
Gen Digital Inc	568,200	15,528,906
Microsoft Corp (e)	63,000	25,010,370
Salesforce Inc (e)	59,100	17,602,935
		58,142,211
Technology Hardware, Storage & Peripherals - 0.3%
Seagate Technology Holdings PLC	150,000	15,286,500
TOTAL INFORMATION TECHNOLOGY		374,203,682

Materials - 3.7%
Chemicals - 0.9%
CF Industries Holdings Inc	621,400	50,345,828
Containers & Packaging - 2.7%
Berry Global Group Inc (a)	764,900	55,202,833
Crown Holdings Inc (a)	809,000	72,510,670
Sonoco Products Co	611,500	29,241,930
		156,955,433
Paper & Forest Products - 0.1%
Magnera Corp (a)(b)	259,643	5,351,242
TOTAL MATERIALS		212,652,503

Real Estate - 4.5%
Health Care REITs - 0.1%
Alexandria Real Estate Equities Inc	71,800	7,342,268
Office REITs - 0.8%
COPT Defense Properties	1,236,600	33,425,298
Douglas Emmett Inc	823,500	14,246,550
		47,671,848
Retail REITs - 0.5%
Realty Income Corp	534,900	30,505,347
Specialized REITs - 3.1%
American Tower Corp	315,700	64,914,234
Crown Castle Inc	513,900	48,357,990
Gaming and Leisure Properties Inc	872,100	43,735,815
Public Storage Operating Co	57,200	17,367,064
		174,375,103
TOTAL REAL ESTATE		259,894,566

Utilities - 6.6%
Electric Utilities - 5.6%
American Electric Power Co Inc	161,000	17,074,050
Duke Energy Corp	460,500	54,104,145
Edison International	359,594	19,576,297
Exelon Corp	2,056,600	90,901,720
FirstEnergy Corp	1,904,500	73,837,465
PG&E Corp	2,795,500	45,678,470
Portland General Electric Co	519,300	23,280,219
		324,452,366
Multi-Utilities - 1.0%
Sempra	837,500	59,939,875
TOTAL UTILITIES		384,392,241

TOTAL UNITED STATES		5,220,045,183
TOTAL COMMON STOCKS (Cost $4,578,368,680)		5,689,385,855

Money Market Funds - 3.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.35	95,599,940	95,619,059
Fidelity Securities Lending Cash Central Fund (c)(d)	4.35	120,583,717	120,595,776
TOTAL MONEY MARKET FUNDS (Cost $216,214,802)			216,214,835

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $4,794,583,482)	5,905,600,690
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(107,166,132)
NET ASSETS - 100.0%	5,798,434,558

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Cisco Systems Inc	Chicago Board Options Exchange	3,350	21,476,850	62.50	03/21/25	767,150
Gilead Sciences Inc	Chicago Board Options Exchange	2,056	23,502,136	97.50	03/21/25	3,541,460
KeyCorp	Chicago Board Options Exchange	8,756	15,165,392	19.00	03/21/25	21,890
Microsoft Corp	Chicago Board Options Exchange	155	6,153,345	450.00	04/17/25	14,183
Salesforce Inc	Chicago Board Options Exchange	305	9,084,425	350.00	03/21/25	7,473
The Coca-Cola Co	Chicago Board Options Exchange	2,304	16,406,784	65.00	03/21/25	1,457,280
The Walt Disney Co	Chicago Board Options Exchange	914	10,401,320	120.00	03/21/25	59,410
Visa Inc	Chicago Board Options Exchange	153	5,549,463	330.00	03/21/25	522,878
Wells Fargo & Co	Chicago Board Options Exchange	3,883	30,411,656	80.00	03/21/25	530,030

						6,921,754
TOTAL WRITTEN OPTIONS						(6,921,754)

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $138,151,371.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	113,328,476	220,831,944	238,541,361	1,108,177	-	-	95,619,059	95,599,940	0.2%
Fidelity Securities Lending Cash Central Fund	58,158,325	335,752,166	273,314,715	30,562	-	-	120,595,776	120,583,717	0.5%
Total	171,486,801	556,584,110	511,856,076	1,138,739	-	-	216,214,835	216,183,657

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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